Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A ordinary shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value per share (in Dollars per share)	[1]
Ordinary shares, shares authorized (in Shares)	[1]	27,000,000	27,000,000
Ordinary shares, shares issued (in Shares)	[1]	1,638,959	15,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	1,638,959	15,000,000
Class B ordinary shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value per share (in Dollars per share)	[1]
Ordinary shares, shares authorized (in Shares)	[1]	3,000,000	3,000,000
Ordinary shares, shares issued (in Shares)	[1]	375,000	375,000
Ordinary shares, shares outstanding (in Shares)	[1]	375,000	375,000

[1]	Giving retroactive effect to a share consolidation ratio of 12-to-1 on January 15, 2026.